Convertible Notes and Warrant Liabilities	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Convertible Notes and Warrant Liabilities

6.           Convertible notes and warrant liabilities

On November 4, 2010, Coastal Pacific Mining Corp. (“Coastal” or the “Company”) entered into Stock Purchase Agreements (the “Purchase Agreements”) with four independent investors (the “Investors”) who collectively purchased USD$1,000,000 in convertible notes issued by the Company pursuant to an offering conducted by the Company (the “Offering”).  The Purchase Agreements provided for the purchase by the Investors of a total of 2,857,143 shares of the Company’s Common Stock at a price of USD$0.35 per share, or for an aggregate purchase price of USD$1,000,000 (the “Shares”).  In addition to the Shares, the Company also agreed to issue Warrants to purchase 4,285,714 shares of the Company’s Common Stock at an exercise price of USD$0.40 per share for 1,428,571 Class A Warrants and at an exercise price of USD$0.50 per share for the remaining 2,857,143 Class B Warrants.  Each of the Warrants has a five year term.   The Warrants cannot be exercised within six (6) months of closing and thereafter a total of 25% combining Class A and Class B warrants can be exercised for the following six months, at the end of twelve (12) months from closing all Class A and Class B warrants become exercisable.

On July 15, 2011 we received notification of an assignment of $1,000,000 of convertible notes with the Company to Plata Litoral Inc. (“Litoral”) which was incorporated by the note holders to hold the notes.   On August 1, 2011, Litoral noticed us that  the notes were in default and were subject to immediate payment.  On September 10, 2011, Litoral and the Company reached a settlement agreement whereby the Company would assign to Litoral ninety percent (90%) of its interest in and to the property in exchange for Plata assuming all of the remaining payment obligations under the Option Agreement, except for the issuance of shares which would remain the responsibility of Coastal, in exchange for the forgiveness of the notes plus all accrued interest, the cancellation of the warrants and the payment of $50,000 to Coastal by Litoral and the issuance of 75,659,000 shares of Litoral common stock to Coastal which Coastal may dividend to its stockholders of record as at October 31, 2011 at the sole election of Coastal.   Coastal did not effect a dividend of the shares of Litoral and holds the shares of Litoral.

The Company accounted for the conversion options embedded in the Purchase Agreements in accordance with “Accounting for Derivative Instruments and Hedging Activities”, FASB ASC 815-10, and “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”, FASB ASC 815-40. FASB ASC 815-10 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free standing derivative financial instruments in accordance with FASB ASC 815-40. FASB ASC 815-40 states that if the conversion option requires net cash settlement in the event of circumstances that are not solely within the Company’s control, then the notes should be classified as a liability measured at fair value on the balance sheet. The Company recorded an initial discount of $1,000,040 (USD$1,000,000), equal to the face value of the convertible notes, which is being amortized over the life of the notes through their maturity dates. During the fiscal year ended April 30, 2012, $21,006 (USD$22,099) ((2011 - $ 929,025 (USD$977,901) was amortized and recorded as interest expense.

The Company recorded the liability for the warrants at a fair value of $1,633,510 on November 4, 2010, based upon a Black-Scholes calculation.

Roll-forward of Derivative Net Liabilities
Derivative balance at issuance (November 4, 2010)	$1,633,510
Change due to fair market value	(1,505,257)
Balance at April 30, 2011	128,253
Change due to fair market value	(6,110)
Balance at September 10, 2011	122,143

The warrant liability was marked-to-market and an amount of $6,110 (2011- $1,505,257) was credited to expense in a manner similar to the conversion feature at each reporting date until all the criteria for permanent equity were met. On September 10, 2011, the warrants were canceled and the revised fair-market valuation of the warrant liability was calculated at $122,143, which extinguish the derivative liability resulting in gain of $122,143 from transfer mineral property.

The warrant liability was valued at September 10, 2011, April 30, 2011 and November 4, 2010 using the Black-Scholes valuation model with the following assumptions:

	Inception		April 30, 2011		September 10, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%	424.85%	424.85%
Term (years)	5	5	5	5	5	5
Risk-free rate	1.04%	1.04%	1..04%	1.04%	1..04%	1.04%
Dividends	-	-	-	-	-	-

During the fiscal year ended April 30, 2011, the Company accrued interest in the amount of $41,005 (2011- $48,449). At September 10, 2011, the Company did not make any cash payments to the principal and accrued interest, leaving $1,145,049 (USD$977,901) owed to the notes holders. Pursuant to the assignment agreement between the Company and Litoral, the Company recorded gains on the transfer of the mineral interest in the amount of $1,197,449, which included cash received in the amount of $52,445.